Expense Example, No Redemption - Class C Shares - Federated Hermes SDG Engagement Equity Fund - C	Dec. 31, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 261
3 Years	802
5 Years	1,370
10 Years	$ 2,727